Note 2 - Development Stage Operations	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Development Stage Enterprise Disclosures [Text Block]
NOTE
2
– DEVELOPMENT STAGE OPERATIONS

The Company was formed
April
23,
2002.
Since inception through
December
31,
2016,
4,564,428
shares of common stock have been issued between par value and
$3,131.25.
Operations since incorporation have primarily been devoted to raising capital, obtaining financing, development of the Company’s product, administrative services, customer acceptance and sales and marketing strategies.